Note 13 - Net Loss Per Share - Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss	$ (3,792)	$ (3,750)	$ (3,665)	$ (3,544)	$ (3,217)	$ (3,584)	$ (11,208)	$ (10,345)	$ (13,987)	$ (12,308)	$ (10,310)
Weighted-average shares used in computing net loss per share, basic and diluted (in shares)	6,030,662			4,253,100			5,263,058	4,250,509	38,377,606	38,160,543	8,368,284
Net loss per share, basic and diluted (in dollars per share)	$ (0.63)			$ (0.83)			$ (2.13)	$ (2.43)	$ (0.36)	$ (0.32)	$ (1.23)